Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Unrecognized deferred tax assets [line items]
Deferred tax assets		$ 77,364	$ 79,578
Non-capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	[1]	17,674	19,293
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		39,842	41,642
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		5,756	8,149
Kutcho convertible note [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		0	901
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		$ 14,092	$ 9,593

[1]	As at June 30, 2022, the Company had not recognized the tax effect on $65 million of non-capital losses as a deferred tax asset.